Subordinated liabilities - HSBC Holdings' schedule of subordinated liabilities (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,220,739			$ 2,099,449
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	87,730			75,796
HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	29,271			28,536
Borrowings Issued To Third Parties | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	28,379			27,645
4.25% Subordinated Notes Due March 2024 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000
Borrowings interest rate	4.25%	4.25%	4.25%
Financial liabilities	$ 2,038			2,060
4.25% Subordinated Notes Due June 2025 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500
Borrowings interest rate	4.25%	4.25%	4.25%
Financial liabilities	$ 1,586			1,539
4.375% Subordinated Notes Due Nov 2026 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500
Borrowings interest rate	4.375%	4.375%	4.375%
Financial liabilities	$ 1,580			1,520
7.625% Subordinated Notes Due May 2032 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 488
Borrowings interest rate	7.625%	7.625%	7.625%
Financial liabilities	$ 553			528
7.35% Subordinated Notes Due November 2032 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 222
Borrowings interest rate	7.35%	7.35%	7.35%
Financial liabilities	$ 248			278
6.5% Subordinated Notes Due May 2036 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000
Borrowings interest rate	6.50%	6.50%	6.50%
Financial liabilities	$ 2,042			2,029
6.5% Subordinated Notes Due September 2037 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,500
Borrowings interest rate	6.50%	6.50%	6.50%
Financial liabilities	$ 3,365			3,170
6.8% Subordinated Notes Due June 2038 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500
Borrowings interest rate	6.80%	6.80%	6.80%
Financial liabilities	$ 1,489			1,487
5.25% Subordinated Notes Due March 2044 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500
Borrowings interest rate	5.25%	5.25%	5.25%
Financial liabilities	$ 1,755			$ 1,747
6.375% Subordinated Notes Due October 2022 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £					£ 900
Borrowings interest rate				6.375%	6.375%
Financial liabilities				$ 1,163
5.75% Subordinated Notes Due December 2027 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 650
Borrowings interest rate	5.75%	5.75%	5.75%
Financial liabilities	$ 1,114			932
6.75% Subordinated Notes Due September 2028 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 650
Borrowings interest rate	6.75%	6.75%	6.75%
Financial liabilities	$ 873			793
7.0% Subordinated Notes Due April 2038 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 750
Borrowings interest rate	7.00%	7.00%	7.00%
Financial liabilities	$ 1,043			971
6.0% Subordinated Notes Due March 2040 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 900
Borrowings interest rate	6.00%	6.00%	6.00%
Financial liabilities	$ 1,199			1,086
6.25% Subordinated Notes Due March 2018 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,600
Borrowings interest rate	6.25%	6.25%	6.25%
Financial liabilities	$ 1,918			1,693
6.0% Subordinated Notes Due June 2019 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,750
Borrowings interest rate	6.00%	6.00%	6.00%
Financial liabilities	$ 2,349			2,168
3.375% Subordinated Notes Due January 2024 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,500
Borrowings interest rate	3.375%	3.375%	3.375%
Financial liabilities	$ 1,827			1,626
3.0% Subordinated Notes Due June 2025 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,500
Borrowings interest rate	3.00%	3.00%	3.00%
Financial liabilities	$ 2,037			1,716
3.125% Subordinated Notes Due June 2028 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,000
Borrowings interest rate	3.125%	3.125%	3.125%
Financial liabilities	$ 1,363			1,139
Borrowings Issued To Related Parties | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	892			891
10.176% Subordinated Step-up Cumulative Notes Due June 2040 | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 900
Borrowings interest rate	10.176%	10.176%	10.176%
Financial liabilities	$ 892			$ 891